S000023781 [Member] Expense Example - AMG GW&K Municipal Enhanced Yield Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 65
Expense Example, with Redemption, 3 Years	229
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	920
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	596
Expense Example, with Redemption, 10 Years	1,330
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	213
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	$ 860